Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ (781,528)	$ 452,163	$ (984,704)
Refineria De Cartagana [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(440,525)	911,597	(770,297)
Refineria De Cartagana [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	24,041,174	22,292,788	23,411,058
Refineria De Cartagana [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	23,600,649	23,204,385	22,640,761
Invercolsa [member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(3)
Invercolsa [member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	276
Invercolsa [member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	273
Refineria de Barrancabermeja (projects) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(341,000)	(225,094)
Refineria de Barrancabermeja (projects) [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	676,334	901,517
Refineria de Barrancabermeja (projects) [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 335,334	676,423
Bioenergy [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(234,340)	(213,461)
Bioenergy [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		575,331	774,343
Bioenergy [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		$ 340,991	560,882
Other [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			(946)
Other [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			$ 946